Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables [Abstract]
Disclosure of Other Receivables

	December 31, 2017	December 31, 2016
Value added tax receivable	63,452	132,570
Withholding tax receivable	18,115	23,644
Deposit credit cards	79,840	79,900
Other	79,874	60,417
Total other receivables	241,281	296,531